                                   [NEUBERGER BERMAN LOGO]

Neuberger Berman
INCOME TRUST-REGISTERED TRADEMARK-

Institutional Cash Trust                 ANNUAL REPORT
                                         OCTOBER 31, 2000

TABLE OF CONTENTS


    THE TRUST

    CHAIRMAN'S LETTER                              A-4

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA                               B-6

    REPORT OF INDEPENDENT AUDITORS                 B-8

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                        C-1

    FINANCIAL STATEMENTS                           C-4

    FINANCIAL HIGHLIGHTS                           C-9

    REPORT OF INDEPENDENT AUDITORS                C-10

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                              December 20, 2000
--------------------------------------------------------------------------------

Dear Shareholder,

   In fiscal 2000, fixed-income markets constituted something of a tale of two cities. For the first six months, the great majority of investors continued to sell bonds and buy equities. Investors seemed to view fixed income of all classes as an afterthought, as they chased the high returns of equities, and more specifically the stocks of the so-called new economy. But by the end of the period, investors were beginning to see the benefits of cash and bond funds, as they looked for vehicles offering relative safety in a storm. While investors in taxable cash products did extremely well, results for most of our other taxable fixed-income funds were muted but positive nonetheless.

   The fixed-income markets for the year were dominated by the U.S. Government buyback of Treasury securities. These gigantic purchases created a relative scarcity of Treasuries, causing their prices to soar while the rest of the bond market languished. The yield difference between Treasuries and most other sectors of the market widened to 10-year highs. Other trends exacerbated this dichotomy: The U.S. Government Agency bond market was fraught with concern that proposed legislation would end government guarantees. The corporate market was affected by high oil prices, a weak Euro and increasing earnings and credit problems that caused more credit downgrades than upgrades -- and much market volatility.

   At Neuberger Berman, we have taken pride in our contrarian approach. During this fiscal year, we saw negative investor sentiment as an opportunity to buy weaker sectors with higher yields, while selling into the strength of U.S. Treasury bonds. High-quality bonds in many sectors now yield between 6.0% and 7.5%. From our perspective as long-term investors, we believe that the scheduled return of principal that comes with yields now available from high-quality bonds make the bond market overall a wonderful investment opportunity.

   In the year ahead, we will continue to add value to the fixed-income investment process. We still consider many market sectors to be attractive as Treasury supplies shrink. As always, we focus first on high credit quality and the return of principal. We continue to adhere to our traditional strategy: looking for undervalued securities in the most fundamentally attractive sectors, while carefully managing risk. We are confident that these remain the best tools to enhance the income from the capital you have entrusted to us.

    INSTITUTIONAL CASH TRUST During fiscal 2000, our portfolio co-managers kept their approach to cash management simple -- and the strategy worked. We invested in high-quality paper, short maturities and moved sector allocations as necessary to benefit from rising interest rates. Short-term securities, which have been weak over the last several years, in the second half of the fiscal year garnered much more investor attention. As the world focused on the so-called new economy, compound interest and high quality securities this year proved they have yet to go out of style.

   Rising short-term rates continued to have an impact on the market, as did the beginning of an economic slowing of the U.S. and global economies -- in the wake of four Federal Reserve Board rate increases during the fiscal year, as well as higher oil prices and a lower Euro. All that being said, it has been a terrific period for cash investors, as returns indicate. Whereas rising rates normally hurt longer-term bond investors, cash investors benefit from them. Neuberger Berman Institutional Cash Trust served as a secure harbor, protecting capital and providing strong rates of return. From the fund's May 8, 2000 inception through Oct. 31, 2000, the portfolio returned 3.11% and at the close of the fiscal year it had current and effective yields of 6.32% and 6.52%, respectively.*

   Our portfolio co-managers used rising rates to shareholders' advantage by reinvesting, at higher rates, throughout the period. As rates rose, higher returns were quickly reflected in the portfolio's yields. As the year progressed, however, one year-paper became more compelling and we invested accordingly. At the end of the fiscal year, the portfolio co-managers increased investments in one-year maturity paper, creating a "barbell" structure of short and longer-term maturities in the portfolio, in anticipation of the possibility that yields on longer-term paper may fall.

   Issue and sector selection was even more important than usual throughout this period. Given that an increasing number of corporations have had significant negative earnings surprises, the co-managers reacted quickly where there was even a remote whisper of problems. Notwithstanding weakness in some industries, the corporate sector offered extremely attractive returns. The portfolio's position in asset-backed and corporate commercial paper reached as high as 94.4% of portfolio net assets in June, up from 89.1% at the end of the portfolio's first month, and finishing the fiscal year at 86.1%. During the period, the portfolio co-managers made no investments in U.S. Government Agency or Treasury securities. At the end of the fiscal year, the balance of the portfolio was made up of certificates of deposit (5.6% of the portfolio) and other money market securities and assets (8.3%).

   Looking forward to fiscal 2001, investors may realize that the so-called new economy has not displaced the benefits of capital preservation and compound interest. We are confident that the Institutional Cash Trust can continue to fulfill its role of providing a secure and productive vehicle to preserve and enhance a portion of your assets.

Sincerely,
/s/ Peter Sundman
Peter Sundman
CHAIRMAN OF THE BOARD,
CHIEF EXECUTIVE OFFICER AND TRUSTEE
Neuberger Berman Income Trust

*An investment in Institutional Cash Trust, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The return on investment in Institutional Cash Trust will fluctuate. The composition, industries and holdings of the funds are subject to change. Past performance is no guarantee of future results. Current yield would have been lower had Neuberger Berman Management Inc. not reimbursed certain fees and expenses.

 The "current yield" of the money market funds refers to the income generated by an investment in the funds over the 7-day period ending 10/31/00. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Cash Trust

                                                     October 31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                 2000
                                                    -------------
ASSETS
      Investment in Portfolio, at value (Note A)    $    635,518
                                                    -------------
LIABILITIES
      Payable to administrator (Note B)                       72
      Accrued expenses                                        52
                                                    -------------
                                                             124
                                                    -------------
NET ASSETS at value                                 $    635,394
                                                    -------------

NET ASSETS consist of:
      Par value                                     $        635
      Paid-in capital in excess of par value             634,765
      Accumulated net realized losses on
       investment                                             (6)
                                                    -------------
NET ASSETS at value                                 $    635,394
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                       635,400
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Cash Trust

                                                          For the
                                                        Period from
                                                        May 8, 2000
                                                       (Commencement
                                                     of Operations) to
                                                        October 31,
(000'S OMITTED)                                            2000
                                                     -----------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)             $   12,708
                                                     -----------------
    Expenses:
      Administration fee (Note B)                                279
      Legal fees                                                  46
      Shareholder reports                                         41
      Trustees' fees and expenses                                  8
      Custodian fees                                               5
      Auditing fees                                                4
      Registration and filing fees                                 1
      Shareholder servicing agent fees                             1
      Expenses from Portfolio (Notes A & B)                      278
                                                     -----------------
        Total expenses                                           663
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                                (1)
                                                     -----------------
        Total net expenses                                       662
                                                     -----------------
        Net investment income                                 12,046
                                                     -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  PORTFOLIO (NOTE A)
    Net realized loss on investment securities                    (6)
                                                     -----------------
        Net increase in net assets resulting from
        operations                                        $   12,040
                                                     -----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Cash Trust

                                             Period from
                                             May 8, 2000
                                            (Commencement
                                          of Operations) to
                                             October 31,
(000'S OMITTED)                                 2000
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                    $    12,046
    Net realized loss on investments
     from Portfolio (Note A)                          (6)
                                          -----------------
    Net increase in net assets resulting
     from operations                              12,040
                                          -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (12,046)
                                          -----------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    871,181
    Proceeds from reinvestment of
     dividends                                    12,035
    Payments for shares redeemed                (247,816)
                                          -----------------
    Net increase from Trust share
     transactions                                635,400
                                          -----------------
NET INCREASE IN NET ASSETS                       635,394
NET ASSETS:
    Beginning of period                               --
                                          -----------------
    End of period                            $   635,394
                                          -----------------

NUMBER OF TRUST SHARES:
    Sold                                         871,181
    Issued on reinvestment of dividends           12,035
    Redeemed                                    (247,816)
                                          -----------------
    Net increase in shares outstanding           635,400
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 2000
--------------------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Institutional Cash Trust (the "Fund") is a separate operating series of Neuberger Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until May 8, 2000, other than matters relating to its organization and registration as a series of the Trust. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger Berman Institutional Money Market Portfolio (the "Portfolio") of Income Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.00% at October 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,108 expiring in 2008, determined as of October 31, 2000), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.15% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see
Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.41% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the period ended October 31, 2000, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $749.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended October 31, 2000, additions and reductions in the Fund's investment in the Portfolio amounted to $866,321,000 and $243,227,000, respectively.

NOTE D -- REORGANIZATION:
   On October 31, 2000, the shareholders of the Fund approved a plan of reorganization whereby the Fund will be converted from a separate series of the Trust to a new class of shares of Neuberger Berman Institutional Cash Fund (the "New Fund"), a separate series of Neuberger Berman Income Funds, which is currently inactive. On the closing date of the conversion, the Fund will transfer its assets and liabilities to the New Fund in return for shares of a new class of the New Fund equal in value to the net assets of the Fund. The Fund will then distribute to its investors the New Fund shares it received, making those investors shareholders of the New Fund, and the Fund will dissolve. The New Fund will also receive from the Portfolio the entire portfolio of market securities and other assets and the Portfolio will dissolve. Thus, the New Fund will no longer invest all of its net investable assets in the Portfolio. Instead, it will own directly the securities formerly held in the Portfolio. It's a condition to the consummation of the reorganization that the reorganization will qualify as a tax-free reorganization within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Cash Trust(1)
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                 Period from
                                               May 8, 2000(2)
                                               to October 31,
                                                    2000
                                             -------------------
Net Asset Value, Beginning of Period         $           1.0000
                                             -------------------
Income From Investment Operations
    Net Investment Income                                 .0307
    Net Gains or Losses on Securities                        --
                                             -------------------
      Total From Investment Operations                    .0307
                                             -------------------
Less Distributions
    Dividends (from net investment
 income)                                                 (.0307)
                                             -------------------
Net Asset Value, End of Period               $           1.0000
                                             -------------------
Total Return(3)                                           +3.11%(4)
                                             -------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                   $            635.4
                                             -------------------
    Ratio of Gross Expenses to Average
 Net Assets(5)                                              .36%(6)
                                             -------------------
    Ratio of Net Expenses to Average Net
 Assets                                                     .35%(6)
                                             -------------------
    Ratio of Net Investment Income to
 Average Net Assets                                        6.45%(6)
                                             -------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 2000
--------------------------------------------------------------------------------
          Institutional Cash Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Trust and
Shareholders of:
Neuberger Berman Institutional Cash Trust

   We have audited the accompanying statement of assets and liabilities of the Neuberger Berman Institutional Cash Trust, one of the series constituting Neuberger Berman Income Trust (the "Trust"), as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 8, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of Neuberger Berman Income Trust at October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 8, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Institutional Money Market Portfolio

      Principal
       Amount                                                  Rating(1)             Value(2)
   (000's omitted)                                       Moody's        S&P       (000's omitted)
---------------------                                    --------    ---------    ---------------
                       ASSET-BACKED COMMERCIAL PAPER
                       (27.3%)
       $ 2,430         Enterprise Funding Corp.,
                       6.58%, due 11/1/00                  P-1         A-1+          $  2,430
        20,000         Ciesco, L.P., 6.49%,
                       due 11/6/00                         P-1         A-1+            19,982
        12,295         Windmill Funding Corp., 6.49%,
                       due 11/20/00                        P-1         A-1+            12,253
        22,000         Preferred Receivables Funding
                       Corp., 6.48%-6.50%,
                       due 11/27/00-12/6/00                P-1          A-1            21,886
        25,000         Corporate Receivables Corp.,
                       6.52%, due 1/9/01                   P-1         A-1+            24,688
        27,000         Asset Securitization
                       Cooperative Corp., 6.50% &
                       6.53%, due 11/27/00 & 1/11/01       P-1         A-1+            26,775
        15,000         Monte Rosa Capital Corp.,
                       6.56%, due 1/11/01                  P-1         A-1+            14,806
        24,000         Receivables Capital Corp.,
                       6.51%-6.65%,
                       due 11/10/00-1/12/01                P-1         A-1+            23,858
        12,000         Surrey Funding Corp., 6.55%,
                       due 1/19/01                         P-1         A-1+            11,827
        15,000         Govco Inc., 6.55%,
                       due 1/26/01                         P-1         A-1+            14,765
                                                                                     --------
                       TOTAL ASSET-BACKED COMMERCIAL
                       PAPER                                                          173,270
                                                                                     --------
                       CORPORATE COMMERCIAL PAPER
                       (58.8%)
         7,500         BellSouth Capital Funding
                       Corp., 6.53%, due 11/1/00           P-1         A-1+             7,500
        25,000         Gillette Co., 6.60%,
                       due 11/1/00                         P-1         A-1+            25,000
        24,990         Morgan Stanley Dean Witter,
                       6.58%, due 11/1/00                  P-1         A-1+            24,990
        25,000         Panasonic Finance (America),
                       6.62%, due 11/1/00                  P-1         A-1+            25,000
         7,450         American Express Credit Corp.,
                       6.46%, due 11/2/00                  P-1          A-1             7,449
        25,000         BMW U.S. Capital Corp., 6.50%,
                       due 11/2/00                         P-1          A-1            24,995
        10,000         Merrill Lynch & Co., Inc.,
                       6.75%, due 11/17/00                 P-1         A-1+             9,970
        20,000         Verizon Global Funding Corp.,
                       6.47%, due 11/21/00                 P-1          A-1            19,928
         5,000         Paccar Financial Corp., 6.47%,
                       due 11/22/00                        P-1         A-1+             4,981
         5,000         Prudential Funding Corp.,
                       6.60%, due 11/29/00                 P-1          A-1             4,974
         4,000         ANZ (Delaware) Inc., 6.64%,
                       due 12/4/00                         P-1         A-1+             3,976
         5,000         du Pont (E.I.) de Nemours &
                       Co., 6.61%, due 12/4/00             P-1         A-1+             4,970
        10,000         Lloyd's TSB Bank PLC, 6.74%,
                       due 12/4/00                         P-1         A-1+             9,938
        10,000         SBC Communications Inc., 6.47%
                       & 6.62%, due 11/29/00 &
                       12/14/00                            P-1         A-1+             9,935
        20,000         National Rural Utilities Coop.
                       Finance Corp., 6.47% & 6.62%,
                       due 11/13/00 & 12/15/00             P-1         A-1+            19,898
        17,367         Snap-On Inc., 6.46% & 6.48%,
                       due 11/28/00 & 12/19/00             P-1          A-1            17,245
        25,000         ING America Insurance
                       Holdings, Inc., 6.53%,
                       due 1/23/01                         P-1         A-1+            24,624
        25,000         Abbey National North America
                       Corp., 6.46% & 6.47%,
                       due 11/22/00 & 1/29/01              P-1         A-1+            24,845
         7,500         Deutsche Bank Financial Inc.,
                       6.48%, due 1/29/01                  P-1         A-1+             7,380
        22,000         Goldman Sachs Group, Inc.,
                       6.46%-6.52%,
                       due 2/5/01-2/16/01                  P-1         A-1+            21,597
        20,000         General Electric Capital
                       Corp., 6.45% & 6.76%,
                       due 11/29/00 & 2/20/01              P-1         A-1+            19,778
        15,000         Washington Post Co., 6.50% &
                       6.52%, due 2/22/01                  P-1         A-1+            14,694
        21,000         British Telecommunications
                       PLC, 6.50% & 6.78%,
                       due 11/9/00 & 3/7/01                P-1          A-1            20,735
         5,000         Canadian Wheat Board, Canada,
                       6.43%, due 3/26/01                  P-1         A-1+             4,870
        15,000         ABN Amro North America Finance
                       Inc., 6.43%, due 3/28/01            P-1         A-1+            14,606
                                                                                     --------
                       TOTAL CORPORATE COMMERCIAL
                       PAPER                                                          373,878
                                                                                     --------

Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------

          Institutional Money Market Portfolio

      Principal
       Amount                                                  Rating(1)             Value(2)
   (000's omitted)                                       Moody's        S&P       (000's omitted)
---------------------                                    --------    ---------    ---------------
                       TAXABLE REVENUE BONDS (2.7%)
       $ 2,000         Riverside Co. (CA) Cert. Of
                       Participation, Ser. 1997,
                       6.60%, VRDN due 11/1/27           VMIG-1        A-1+          $  2,000
           915         California Housing Finance
                       Agency Home Mortgage Rev.
                       Bonds, Ser. 1998 Q, 6.60%,
                       VRDN due 8/1/29                   VMIG-1        A-1+               915
         1,200         Los Angeles (CA) Multi-Family
                       Housing Rev. Bonds, (Fountain
                       Park Proj.), Ser. 1999 Q,
                       6.60%, VRDN due 4/15/33                         A-1+             1,200
        11,400         Florida Housing Finance Corp.,
                       Rev. Bonds, Ser. 1999 A,
                       6.55%, VRDN due 1/1/34            VMIG-1        A-1+            11,400
         1,800         Florida Housing Finance Corp.,
                       Rev. Bonds, Ser. 2000 A,
                       6.55%, VRDN due 1/1/45                                           1,800
                                                                                     --------
                       TOTAL TAXABLE REVENUE BONDS                                     17,315
                                                                                     --------
                       ASSET-BACKED SECURITIES (3.2%)
         3,700         First Security Auto Owner
                       Trust 2000-2, 6.66%,
                       due 9/17/01                         P-1         A-1+             3,700
        11,400         Honda Auto Receivables Owner
                       Trust 2001-1, 6.7113%,
                       due 11/15/01                        P-1         A-1+            11,400
         5,000         Navistar Financial Owner Trust
                       2000-B, 6.73%, due 11/15/01         P-1         A-1+             5,000
                                                                                     --------
                       TOTAL ASSET-BACKED SECURITIES                                   20,100
                                                                                     --------
                       CERTIFICATES OF DEPOSIT (5.6%)
         2,500         First Union National Bank,
                       Domestic C.D., 7.00%,
                       due 11/22/00                        P-1          A-1             2,500
        18,000         Bank of Nova Scotia, Yankee
                       C.D., 6.68%, due 1/5/01             P-1          A-1            18,000
        15,000         Societe Generale, Yankee C.D.,
                       6.71%, due 2/12/01                  P-1         A-1+            15,000
                                                                                     --------
                       TOTAL CERTIFICATES OF DEPOSIT                                   35,500
                                                                                     --------
                       CORPORATE DEBT SECURITIES
                       (0.7%)
         4,500         Bank One N.A., Bank Notes,
                       6.84%, due 12/19/00                 P-1          A-1             4,500
                                                                                     --------
                       FUNDING AGREEMENTS (2.3%)
        15,000         Hartford Life Insurance Co.,
                       Variable Rate Funding
                       Agreement, 6.6588%, expiring
                       7/31/01                             P-1          A-1            15,000
                                                                                     --------
                       TOTAL INVESTMENTS (100.6%)                                     639,563
                       Liabilities, less cash,
                       receivables and other assets
                       [(0.6%)]                                                        (4,102)
                                                                                     --------
                       TOTAL NET ASSETS (100.0%)                                     $635,461
                                                                                     --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000
--------------------------------------------------------------------------------
          Institutional Money Market Portfolio
1) Credit ratings are unaudited.
2) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Money Market Portfolio

                                                     October 31,
(000'S OMITTED)                                         2000
                                                    -------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $    639,563
      Cash                                                     6
      Interest receivable                                    980
      Prepaid expenses                                         5
                                                    -------------
                                                         640,554
                                                    -------------
LIABILITIES
      Payable for securities purchased                     5,000
      Payable to investment manager (Note B)                  51
      Accrued expenses                                        42
                                                    -------------
                                                           5,093
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    635,461
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    635,461
                                                    -------------
NET ASSETS                                          $    635,461
                                                    -------------
*Cost of investments                                $    639,563
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Money Market Portfolio

                                                          For the
                                                        Period from
                                                        May 8, 2000
                                                       (Commencement
                                                     of Operations) to
                                                        October 31,
(000'S OMITTED)                                            2000
                                                     -----------------
INVESTMENT INCOME
    Interest income                                       $   13,317
                                                     -----------------
    Expenses:
      Investment management fee (Note B)                         196
      Custodian fees (Note B)                                     56
      Auditing fees                                               15
      Legal fees                                                  12
      Trustees' fees and expenses                                  7
      Insurance expense                                            1
      Miscellaneous                                                5
                                                     -----------------
        Total expenses                                           292
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                                (1)
                                                     -----------------
        Total net expenses                                       291
                                                     -----------------
        Net investment income                                 13,026
                                                     -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                         (6)
                                                     -----------------
        Net increase in net assets resulting from
          operations                                      $   13,020
                                                     -----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Money Market Portfolio

                                             Period from
                                             May 8, 2000
                                            (Commencement
                                          of Operations) to
                                             October 31,
(000'S OMITTED)                                 2000
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                    $    13,026
    Net realized loss on investments                  (6)
                                          -----------------
    Net increase in net assets resulting
     from operations                              13,020
                                          -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    923,250
    Reductions                                  (300,809)
                                          -----------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                        622,441
                                          -----------------
NET INCREASE IN NET ASSETS                       635,461
NET ASSETS:
    Beginning of period                               --
                                          -----------------
    End of period                            $   635,461
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2000
--------------------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Institutional Money Market Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Portfolio had no operations until May 8, 2000, other than matters relating to its organization and registration as a series of Managers Trust. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.10% of the Portfolio's average daily net assets.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $785.

NOTE C -- SECURITIES TRANSACTIONS:
   All securities transactions for the Portfolio were short-term.

NOTE D -- REORGANIZATION:
   As currently structured, the Portfolio receives investments from Neuberger Berman Institutional Cash Trust (the "Fund"). On October 31, 2000, the shareholders of the Fund approved a plan of reorganization whereby the Fund will be converted from a separate series of Neuberger Berman Income Trust to a new class of shares of Neuberger Berman Institutional Cash Fund (the "New Fund"), a separate series of Neuberger Berman Income Funds, which is currently inactive. On the closing date of the conversion, the Fund will transfer its assets and liabilities to the New Fund in return for shares of a new class of the New Fund equal in value to the net assets of the Fund. The Fund will then distribute to its investors the New Fund shares it received, making those investors shareholders of the New Fund, and the Fund will dissolve. On the conversion date, the Portfolio will distribute its entire portfolio of market securities and other assets to the New Fund, and the Portfolio will also dissolve. Thus, the New Fund will no longer invest all of its net investable assets in the Portfolio. Instead, it will own directly the securities formerly held in the Portfolio. It's a condition to the consummation of the reorganization that the reorganization will qualify as a tax-free reorganization within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Institutional Money Market Portfolio

                                              Period from
                                             May 8, 2000(1)
                                             to October 31,
                                                  2000
                                             --------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                  .15%(3)
                                             --------------
    Net Expenses                                       .15%(3)
                                             --------------
    Net Investment Income                             6.63%(3)
                                             --------------
Net Assets, End of Period (in millions)             $635.5
                                             --------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Institutional Money Market Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neuberger Berman Institutional Money Market Portfolio, one of the series constituting Income Managers Trust (the "Trust"), as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 8, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of Income Managers Trust at October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 8, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

-C-2000 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

John Cannon
 TRUSTEE
Faith Colish
 TRUSTEE
Walter G. Ehlers
 TRUSTEE
C. Anne Harvey
 TRUSTEE
Barry Hirsch
 TRUSTEE
Michael M. Kassen
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John P. Rosenthal
 TRUSTEE
William E. Rulon
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Tom D. Seip
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter P. Trapp
 TRUSTEE
Peter E. Sundman
 PRESIDENT AND TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 2000. This information should not be used to complete your tax returns.

                                                   CALIFORNIA,
                                                 CONNECTICUT, AND             ALL OTHER
NEUBERGER BERMAN                                     NEW YORK        MAINE     STATES
---------------------------------------------------------------------------------------
INSTITUTIONAL CASH TRUST                            0.0%             0.0%      0.0%

   In January 2001 you will receive information to be used in filing your 2000 tax returns, which will include a notice of the exact tax status of all dividends paid to you by the Fund during calendar 2000. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

                            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

                    [LOGO]

                            Neuberger Berman Management Inc.
                            605 Third Avenue 2nd Floor
                            New York, NY 10158-0180
                            Shareholder Services
                            800.877.9700
                            Institutional Services
                            800.366.6264
                            www.nbfunds.com

                           [LOGO]
                             A1282  12/00